Borrowings - Maturity (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about borrowings [line items]
Total	R$ 19,867	R$ 34,609
2025
Disclosure of detailed information about borrowings [line items]
Total	0	1,237
2026
Disclosure of detailed information about borrowings [line items]
Total	987	2,732
2027
Disclosure of detailed information about borrowings [line items]
Total	6,890	21,253
2028
Disclosure of detailed information about borrowings [line items]
Total	5,254	9,387
2029
Disclosure of detailed information about borrowings [line items]
Total	R$ 6,736	R$ 0